Regulatory Matters (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Regulatory Matters [Abstract]
Schedule of Interim Rate Update Applications

Filing Type	PUCT Docket No.	Investment Through	Filed	Effective Date	Annual Revenue Impact (a)
DCRF	57707	December 2024 (b)	February 2025	May 2025	$106
TCOS	57610	December 2024 (c)	January 2025	March 2025	$165

(a)	Annual revenue impact represents the incremental annual revenue impact, after taking into account revenue effects of prior applicable rate adjustments.
(b)	Reflects distribution-related capital investments generally put into service during the period from July 1, 2024 through December 31, 2024.
(c)	Reflects transmission-related capital investments generally put into service during the period from July 1, 2023 through December 31, 2024.

Filing Type	PUCT Docket No.	Investment Through	Filed	Effective Date	Annual Revenue Impact (a)
DCRF	57707	December 2024 (b)	February 2025	May 2025 (c)	$108	(c)
TCOS	57610	December 2024 (d)	January 2025	March 2025 (e)	$165	(e)
DCRF	56963	June 2024 (f)	August 2024	December 2024	$90
DCRF	56306	December 2023 (g)	March 2024	July 2024	$81

(a)	Annual revenue impact represents the incremental annual revenue impact, after taking into account revenue effects of prior applicable rate adjustments.
(b)	Reflects distribution-related capital investments generally put into service during the period from July 1, 2024 through December 31, 2024.
(c)	The 2025 second quarter-expected effective date and annual revenue impact are pending PUCT approval.
(d)	Reflects transmission-related capital investments generally put into service during the period from July 1, 2023 through December 31, 2024.
(e)	The 2025 first quarter-expected effective date and annual revenue impact are pending PUCT approval.
(f)	Reflects distribution-related capital investments generally put into service during the period from January 1, 2024 through June 30, 2024.
(g)	Reflects distribution-related capital investments generally put into service during the period from July 1, 2023 through December 31, 2023.

Components of Regulatory Assets and Liabilities

	Remaining Rate Recovery/Amortization Period in Effect At September 30, 2025	At September 30, 2025	At December 31, 2024
Regulatory assets:
Employee retirement liability (a)(b)(d)	To be determined	$170	$166
Employee retirement costs being amortized	3 years	39	63
Employee retirement costs incurred since the last comprehensive base rate review period (b)	To be determined	127	72
Self-insurance reserve (primarily storm recovery costs) being amortized	3 years	248	336
Self-insurance reserve incurred since the last comprehensive base rate review period (primarily storm related) (b)	To be determined	930	765
Debt reacquisition costs	Lives of related debt	3	6
Under-recovered advanced metering system costs being amortized	3 years	39	58
Recoverable UTM (c)	To be determined	55	—
Recoverable SRP	To be determined	112	1
Energy efficiency program performance bonus (a)	Approximately 1 year	4	17
Wholesale distribution substation service costs being amortized	3 years	39	50
Wholesale distribution substation service costs incurred since the last comprehensive base rate review period (b)	To be determined	28	28
Expenses related to Coronavirus Disease 2019 (b)	Various	20	25
Recoverable deferred income taxes	Various	68	52
Uncollectible payments from REPs	Various	7	8
Other regulatory assets	Various	30	24

Total regulatory assets		1,919	1,671

Regulatory liabilities:
Estimated net removal costs	Lives of related assets	1,635	1,588
Excess deferred taxes	Primarily over lives of related assets	1,198	1,246
Over-recovered wholesale transmission service expense (a)	Approximately 1 year	108	44
Unamortized gain on reacquisition of debt and senior secured notes extinguishment	Lives of related debt	23	24
Employee retirement costs over-recovered being refunded	3 years	16	19
Employee retirement costs over-recovered since the last comprehensive base rate review period (b)	To be determined	90	40
Other regulatory liabilities	Various	17	12

Total regulatory liabilities		3,087	2,973

Net regulatory liabilities		$(1,168)	$(1,302)

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Recovery/refund is specifically approved by the PUCT or authorized by statute, subject to reasonableness review.
(c)	The recovery/amortization period is not expected to exceed 18 months following approval of a UTM filing by the PUCT.
(d)	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.

	Remaining Rate Recovery/Amortization Period in Effect at December 31, 2024	At December 31,
		2024	2023
Regulatory assets:
Employee retirement liability (a)(b)(c)	To be determined	$166	$189
Employee retirement costs being amortized	4 years	63	94
Employee retirement costs incurred since the last comprehensive base rate review period (b)	To be determined	72	70
Self-insurance reserve (primarily storm recovery costs) being amortized	4 years	336	454
Self-insurance reserve incurred since the last comprehensive base rate review period (primarily storm related) (b)	To be determined	765	438
Debt reacquisition costs	Lives of related debt	6	10
Under-recovered advanced metering system costs being amortized	4 years	58	83
Energy efficiency program performance bonus (a)	Approximately 1 year	17	21
Wholesale distribution substation service costs being amortized	4 years	50	65
Wholesale distribution substation service costs incurred since the last comprehensive base rate review period (b)	To be determined	28	28
Expenses related to COVID-19 (b)	Various	25	32
Recoverable deferred income taxes	Various	52	38
Uncollectible payments from REPs	Various	8	7
Other regulatory assets	Various	25	27

Total regulatory assets		1,671	1,556

Regulatory liabilities:
Estimated net removal costs	Lives of related assets	1,588	1,519
Excess deferred taxes	Primarily over lives of related assets	1,246	1,311
Over-recovered wholesale transmission service expense (a)	Approximately 1 year	44	64
Unamortized gain on reacquisition of debt	Lives of related debt	24	25
Employee retirement costs over-recovered being refunded	4 years	19	23
Employee retirement costs over-recovered since the last comprehensive base rate review period (b)	To be determined	40	39
Other regulatory liabilities	Various	12	19

Total regulatory liabilities		2,973	3,000

Net regulatory liabilities		$(1,302)	$(1,444)

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Recovery/refund is specifically authorized by statute or by the PUCT, subject to reasonableness review.
(c)	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.